UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.          SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2009

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS — 57.7%
Apartments — 7.3%
130,000	Camden Property Trust	$5,239,000
60,000	Equity Residential	1,842,000
141,059	UDR Inc.	2,220,269
	Total Apartments	9,301,269
Health Care — 9.5%
130,000	HCP Inc.	3,736,200
100,000	Nationwide Health Properties Inc.	3,099,000
225,000	OMEGA Healthcare Investors Inc.	3,604,500
90,000	Senior Housing Properties Trust	1,719,900
	Total Health Care	12,159,600
Industrial — 4.8%
375,000	DCT Industrial Trust Inc.	1,916,250
365,000	First Potomac Realty Trust	4,219,400
	Total Industrial	6,135,650
Industrial/Office - Mixed — 2.7%
105,000	Liberty Property Trust	3,415,650
Office — 12.8%
116,500	BioMed Realty Trust Inc.	1,607,700
165,000	Brandywine Realty Trust	1,821,600
500,000	HRPT Properties Trust	3,760,000
150,000	Kilroy Realty Corp.	4,161,000
155,600	Mack-Cali Realty Corp.	5,030,548
	Total Office	16,380,848
Regional Malls — 4.2%
172,800	Glimcher Realty Trust	634,176
153,579	Macerich Co.	4,658,051
	Total Regional Malls	5,292,227
Retail - Free Standing — 5.4%
209,400	National Retail Properties Inc.	4,495,818
95,000	Realty Income Corp.	2,436,750
	Total Retail - Free Standing	6,932,568
Self Storage — 1.8%
215,000	Extra Space Storage Inc.	2,268,250
Shopping Centers — 6.4%
130,000	Kimco Realty Corp.	1,695,200
415,000	Kite Realty Group Trust	1,730,550
200,000	Primaris Retail Real Estate Investment Trust	2,842,184
50,000	Regency Centers Corp.	1,852,500
	Total Shopping Centers	8,120,434
Specialty — 2.8%
105,000	Entertainment Properties Trust	3,584,700
	TOTAL COMMON STOCKS (Cost — $77,230,361)	73,591,196
PREFERRED STOCKS — 41.7%
Apartments — 3.3%
	Apartment Investment & Management Co., Cumulative:	1,449,000
70,000	Series U, 7.750%	1,470,000
70,000	Series Y, 7.875%
60,000	BRE Properties Inc., Series C, 6.750%	1,248,000
	Total Apartments	4,167,000

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Diversified — 7.9%
175,000	Duke Realty Corp., Series M, 6.950%	$3,466,750
90,000	LBA Realty Fund LP, 8.750% (a)	1,980,000
	PS Business Parks Inc.:	990,000
45,000	Cumulative Redeemable, Series O, 7.375%
75,000	Series M, 7.200%	1,608,000
100,000	Vornado Realty Trust, Cumulative Redeemable, Series G, 6.625%	2,109,000
	Total Diversified	10,153,750
Health Care — 2.8%
100,000	HCP Inc., Series F, 7.100%	2,200,000
55,000	OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	1,351,625
	Total Health Care	3,551,625
Lodging/Resorts — 4.3%
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,681,515
52,900	LaSalle Hotel Properties, Cumulative Redeemable, Series G, 7.250%	1,061,306
94,300	Strategic Hotels Capital Inc., Series B, 8.250%	911,174
100,100	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	1,878,126
	Total Lodging/Resorts	5,532,121
Office — 4.7%
130,000	BioMed Realty Trust Inc., Series A, 7.375%	2,892,500
46,400	Brandywine Realty Trust, Series D, 7.375%	988,320
40,000	Corporate Office Properties Trust, Cumulative Redeemable, Series J, 7.625%	920,000
51,183	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	1,207,919
	Total Office	6,008,739
Regional Malls — 2.4%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	1,441,600
70,000	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	1,610,875
	Total Regional Malls	3,052,475
Retail - Free Standing — 2.9%
85,000	National Retail Properties Inc., Cumulative Redeemable, Series C, 7.375%	1,962,012
70,000	Realty Income Corp., Cumulative Redeemable, Series E, 6.750%	1,687,000
	Total Retail - Free Standing	3,649,012
Shopping Centers — 9.9%
50,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,015,000
13,300	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.000%	252,700
209,100	Kimco Realty Corp., Series G, 7.750%	5,091,585
63,800	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	6,284,300
	Total Shopping Centers	12,643,585
Storage — 3.5%
200,000	Public Storage Inc., Cumulative Redeemable, Series L, 6.750%	4,528,000
	TOTAL PREFERRED STOCKS (Cost — $63,670,170)	53,286,307
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $140,900,531)	126,877,503

See Notes to Schedule of Investments.

LMP Real Estate Income Fund Inc.

Schedule of Investments (unaudited) (continued)	September 30, 2009

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$752,000	Interest in $200,004,000 joint tri-party repurchase agreement dated 9/30/09 with Deutsche Bank Securities Inc., 0.060% due 10/1/09; Proceeds at maturity - $752,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.670% due 11/13/09 to 2/27/15; Market value - $767,041) (Cost - $752,000)	$752,000
	TOTAL INVESTMENTS — 100.0% (Cost — $141,652,531#)	$127,629,503

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income and the Fund’s secondary objective is capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Decriptions	(Level 1)	(Level 2)	(Level 3)	Total
Common stocks†	$73,591,196	—	—	$73,591,196
Preferred stocks†	45,862,814	$7,423,493	—	53,286,307
Total Long-term investments	$119,454,010	$7,423,493	—	$126,877,503
Short-term investments†	—	752,000	—	752,000
Total investments	$119,454,010	$8,175,493	—	$127,629,503
Other financial instruments:
Interest rate swaps‡	—	(619,349)	—	(619,349)
Total	$119,454,010	$7,556,144	—	$127,010,154

† See Schedule of Investments for additional detailed categorizations.

‡ Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal

Notes to Schedule of Investments (unaudited) (continued)

amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Swap Agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments. The risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts.  Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

As of September 30, 2009, the three-month London Interbank Offered Rate (“LIBOR”) was 0.29%.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,434,923
Gross unrealized depreciation	(21,457,951)
Net unrealized depreciation	$(14,023,028)

At September 30, 2009, the Fund had the following open swap contracts:

SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION
Interest Rate Swaps:
Wachovia Bank, N.A.	$5,000,000	7/22/12	4.500%	1–Month LIBOR	—	$(398,659)
Wachovia Bank, N.A.	5,000,000	12/5/10	3.840%	1–Month LIBOR	—	(190,603)
Wachovia Bank, N.A.	5,000,000	11/25/09	4.177%	1–Month LIBOR	—	(30,087)
Net unrealized depreciation on open swap contracts						$(619,349)

‡  Percentage shown is an annual percentage rate.

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

Primary Underlying Risk Disclosure	Swap Contracts, at value	Total
Interest Rate Contracts	(619,349)	(619,349)

The Fund had average notional balances in interest rate swap contracts of $16,500,000 during the period ended September 30, 2009.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2009